Business Acquisition (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Dec. 03, 2019
Business Acquisition (Textual)
Ownership percentage	8.30%
Exchange rate description	Translated the fair value from HKD to USD using the exchange rate at the rate of USD 1.00 to HKD 7.82.
Acquisition payable	$ 3,400,000
Acquisition payable due to be paid	$ 400,000
Granville Financial Services [Member]
Business Acquisition (Textual)
Acquisition cost		$ 3,800,000
Ownership percentage		100.00%
Granville Financial Services [Member] | Hong Kong, Dollars [Member]
Business Acquisition (Textual)
Acquisition cost		$ 29,390,000